Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.53%
Alabama: 0.74%
Utilities revenue: 0.74%
Southeast Alabama Energy Authority Commodity Supply Project #5 Series A	5.25%	1-1-2054	$ 750,000	$ 791,090
California: 0.48%
Utilities revenue: 0.48%
California Community Choice Financing Authority Clean Energy Project Revenue Series 2023C	5.00	10-1-2031	500,000	506,975
Georgia: 0.45%
Utilities revenue: 0.45%
Main Street Natural Gas Incorporated Georgia Gas Supply Series C 144Aøø	4.00	8-1-2052	500,000	476,854
Guam: 1.18%
Airport revenue: 0.75%
Guam International Airport Authority Revenue Bonds Series A %%	5.25	10-1-2031	200,000	209,552
Guam Port Authority AMT Series B	5.00	7-1-2032	550,000	591,716
				801,268
Tax revenue: 0.43%
Guam Government Business Privilege Tax Revenue Refunding Bonds Series F	4.00	1-1-2042	500,000	452,081
				1,253,349
Illinois: 1.40%
GO revenue: 0.59%
Illinois GO Tax-Exempt Refunding Bonds 2019 Series B	5.00	9-1-2025	595,000	622,613
Miscellaneous revenue: 0.81%
Chicago IL Special Assessment Improvement Bonds Refunding Bond Series 2022 144A	2.27	12-1-2024	315,000	304,877
Illinois Series 2014	5.00	5-1-2025	550,000	559,748
				864,625
				1,487,238
Minnesota: 0.94%
Housing revenue: 0.94%
Oak Park Heights MN Boutwells Landing Project Series 2005 (FHLMC LIQ) ø	3.97	11-1-2035	1,000,000	1,000,000
Pennsylvania: 93.34%
Airport revenue: 3.48%
Allegheny County PA Airport Authority Pittsburgh International Airport Series A	5.00	1-1-2051	1,500,000	1,557,012
See accompanying notes to portfolio of investments

Allspring Pennsylvania Tax-Free Fund  |  1

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Airport revenue (continued)
Philadelphia PA Airport Revenue Refunding Bond AMT Series A	5.00%	6-15-2030	$1,500,000	$ 1,541,706
Philadelphia PA Airport Revenue Refunding Bonds Series 2015A	5.00	6-15-2026	580,000	600,000
				3,698,718
Education revenue: 19.44%
Allegheny County PA Higher Education Robert Morris University	5.00	10-15-2037	750,000	755,668
Chester County PA IDA Avon Grove Charter School Project Refunding Bond Series A	5.00	12-15-2047	1,160,000	1,166,364
Chester County PA IDA Collegium Charter School Project Series A	5.13	10-15-2037	1,000,000	970,576
Chester County PA IDA Renaissance Academy Charter School Project	3.75	10-1-2024	255,000	256,149
Cumberland County PA Municipal Authority Revenue Bonds Series 2016	5.00	5-1-2032	940,000	995,314
Delaware County PA Neumann University Bond	5.00	10-1-2039	250,000	252,550
Huntingdon County PA AICUP Financing Program	5.00	10-1-2051	2,000,000	2,024,279
Latrobe PA IDA Seton Hall University	4.00	3-1-2051	800,000	628,445
Lehigh County PA General Purpose Authority Charter School Revenue Bonds Series 2022	4.00	6-1-2032	675,000	676,323
Lehigh County PA IDA Seven Generations Charter School	4.00	5-1-2051	750,000	538,775
Montgomery County PA Higher Education and Health Authority Arcadia University Refunding Bond	5.00	4-1-2030	1,500,000	1,546,503
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2041	450,000	393,038
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2046	225,000	187,593
Montgomery County PA IDA Germantown Academy Project	4.00	10-1-2051	825,000	664,714
Northeastern Pennsylvania Hospital & Education Authority Refunding Bond Wilkes University Project Series B	5.25	3-1-2037	1,000,000	1,030,721
Pennsylvania Higher Educational University Pennsylvania Ursinus College Project Series A	5.00	11-1-2026	500,000	521,742
Pennsylvania Higher Educational University Pennsylvania Ursinus College Project Series A	5.00	11-1-2027	300,000	316,128
Philadelphia Authority For Industrial Development Charter School Revenue Bonds Series 2022A	5.00	6-15-2032	340,000	329,976
Philadelphia PA IDA 1st Philadelphia Preparatory Charter School Project Series A	7.00	6-15-2033	1,000,000	1,035,244
Philadelphia PA IDA Charter School Philadelphia Performing Arts 144A	5.00	6-15-2029	220,000	225,135
Philadelphia PA IDA Charter School Philadelphia Performing Arts 144A	5.00	6-15-2030	145,000	147,980
Philadelphia PA IDA Independence Charter School Project	5.00	6-15-2039	250,000	241,631
Philadelphia PA IDA La Salle University	5.00	5-1-2036	1,355,000	1,190,780
Philadelphia PA IDA Tacony Academy Charter School Project	6.88	6-15-2033	1,000,000	1,005,925
Philadelphia PA IDA Temple University 1st Series 2016	5.00	4-1-2029	1,000,000	1,042,193
Philadelphia PA IDA West Philadelphia Achievement Charter Elementary School Project	7.50	5-1-2031	1,285,000	1,287,038
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2032	330,000	338,221
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2033	315,000	322,029
South Central Pennsylvania General Authority AICUP Financing Program York College	4.00	5-1-2034	550,000	561,636
				20,652,670
See accompanying notes to portfolio of investments

2  |  Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue: 17.17%
Blue Mountain PA School District Series B (AGM Insured)	4.00%	8-1-2035	$ 250,000	$ 263,415
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2036	350,000	365,369
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2037	350,000	361,880
Blue Mountain PA School District Series B (AGM Insured)	4.00	8-1-2038	250,000	255,813
Central Dauphin PA School District	5.00	2-1-2037	2,075,000	2,164,111
Coatesville PA Area School District CAB Series C (BAM Insured) ¤	0.00	10-1-2033	1,000,000	668,127
Erie PA City School District Limited Tax Series A (AGM Insured)	5.00	4-1-2034	515,000	574,266
Lancaster County PA Conestoga Valley School District Series 2021 A	4.00	2-1-2043	500,000	500,671
Moon Area PA School District GO Bonds Series 2015 A	5.00	11-15-2028	150,000	155,347
North Allegheny PA School District	5.00	5-1-2030	100,000	115,730
Northeastern Pennsylvania School District	5.00	5-1-2031	290,000	335,460
Oil City PA Series A (AGM Insured)	4.00	12-1-2039	315,000	318,325
Oil City PA Series A (AGM Insured)	4.00	12-1-2040	250,000	251,565
Oil City PA Series A (AGM Insured)	4.00	12-1-2041	250,000	250,693
Oil City PA Series A (AGM Insured)	4.00	12-1-2042	200,000	200,707
Parkland PA School District Series A	4.00	2-1-2029	300,000	325,216
Parkland PA School District Series B	4.00	2-1-2036	650,000	681,886
Penn-Delco School District	4.00	6-1-2045	1,000,000	976,453
Pequea Valley School District	4.00	5-15-2049	750,000	734,378
Philadelphia PA School District Refunding Bond Series A (AGM / FGIC Insured)	5.00	6-1-2024	1,325,000	1,354,972
Philadelphia PA School District Series B	5.00	9-1-2043	1,235,000	1,310,433
Philadelphia PA Series A	5.00	8-1-2036	1,250,000	1,345,025
Pittsburgh PA Moon Area School District Series A	5.00	11-15-2029	1,445,000	1,493,961
Pittsburgh PA Series 2023	5.00	9-1-2043	200,000	219,828
West Mifflin PA Area School District (AGM Insured)	5.00	4-1-2028	1,000,000	1,078,800
West Shore PA School District	5.00	11-15-2048	1,500,000	1,567,207
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2027	100,000	108,966
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2028	120,000	133,538
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2029	50,000	56,821
Wilkes-Barre School District Luzerne County PA Series 2019 (BAM Insured)	5.00	4-15-2030	70,000	79,876
				18,248,839
Health revenue: 23.31%
Allegheny County PA Hospital Development Authority Allegheny Health Network	4.00	4-1-2044	1,810,000	1,693,925
Allegheny County PA Hospital Development Authority Health Center Series B (NPFGC Insured)	6.00	7-1-2027	1,800,000	2,029,031
Allegheny County PA Hospital Development Authority Series 2017D-2 (SIFMA Municipal Swap +0.70%) ±	4.67	11-15-2047	1,000,000	975,123
Berks County PA IDA Tower Health Project	5.00	11-1-2037	430,000	292,935
Bucks County PA IDA St. Lukes University Health Network	4.00	8-15-2050	400,000	362,993
Cumberland County PA Municipal Authority	5.00	1-1-2028	265,000	275,832
Cumberland County PA Municipal Authority Revenue Bonds Lutheran Social Ministries 2015	5.00	1-1-2028	640,000	666,159
Cumberland County PA Municipal Authority Revenue Bonds Lutheran Social Ministries 2015	5.00	1-1-2028	1,185,000	1,199,096
Dauphin County PA General Authority Pinnacle Health System Project Series A	5.00	6-1-2035	1,000,000	1,043,864
See accompanying notes to portfolio of investments

Allspring Pennsylvania Tax-Free Fund  |  3

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue (continued)
Doylestown PA Hospital Authority Doylestown Hospital Series A	5.00%	7-1-2049	$ 250,000	$ 197,537
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2028	450,000	469,679
East Hempfield Township PA IDA Willow Valley Communities Project Refunding Bond	5.00	12-1-2029	375,000	390,891
Geisinger Authority PA Health System Revenue Bonds Series 2017 Series A	5.00	2-15-2045	1,000,000	1,023,658
Geisinger Authority PA Health System Revenue Bonds Series 2020C	5.00	4-1-2043	645,000	714,730
Geisinger PA Health System Series A-1	4.00	4-1-2050	1,000,000	915,387
Lancaster County PA Hospital Authority St. Anne's Retirement Community Incorporated	5.00	3-1-2045	500,000	412,494
Montgomery County PA Higher Education and Health Authority Thomas Jefferson University Revenue Bonds Series 2022B	5.00	5-1-2052	1,000,000	1,017,645
Montgomery County PA IDA ACTS Retirement Life Communities	5.00	11-15-2045	1,000,000	950,572
Montgomery County PA IDA Waverly Heights Limited Project	5.00	12-1-2044	1,000,000	1,024,460
Northampton County PA St. Luke's Hospital of Bethlehem Series A	5.00	8-15-2033	1,435,000	1,446,536
Pennsylvania EDFA Series A	5.00	10-15-2035	645,000	722,335
Pennsylvania EDFA Series A	5.00	10-15-2036	800,000	887,642
Pennsylvania EDFA Series A-1	4.00	4-15-2037	700,000	700,669
Pennsylvania Higher Educational University of Pennsylvania Health System Series A	5.00	8-15-2040	1,500,000	1,543,458
Pennsylvania Higher Educational University of Pennsylvania Health System Series A	5.00	8-15-2047	1,500,000	1,552,993
The Hospitals and Higher Education Facilities Authority of Philadelphia Revenue Bonds Series 2022 (AGM Insured)	5.00	7-1-2037	1,000,000	1,094,367
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2023	75,000	74,719
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2041	370,000	303,573
West Cornwall Township PA Municipal Authority Healthcare Facilities Lebanon Valley Brethren Home Project	4.00	11-15-2046	525,000	407,652
Westmoreland County PA IDA Excela Health Project Series A	4.00	7-1-2037	400,000	377,107
				24,767,062
Housing revenue: 1.45%
Chester County PA IDA University Student Housing LLC Project Series A	5.00	8-1-2030	555,000	555,137
Pennsylvania Housing Finance Agency MFHR Sherman Hills (Department of Housing and Urban Development Insured) øø	1.25	2-1-2025	1,000,000	980,420
				1,535,557
Miscellaneous revenue: 11.21%
Delaware County PA Neumann University Refunding Bond	5.00	10-1-2031	1,500,000	1,531,797
Pennsylvania Certificate of Participation Series A	5.00	7-1-2038	1,000,000	1,072,101
Pennsylvania Commonwealth Financing Authority Refunding Bond Series B	5.00	6-1-2031	250,000	293,272
Pennsylvania EDFA Sewage Sludge Disposal Refunding Bond Philadelphia Bioslides Facility	4.00	1-1-2030	1,000,000	1,011,661
Pennsylvania EDFA Tax-Exempt Private Revenue Bonds Series 2022	5.75	6-30-2048	1,500,000	1,619,383
See accompanying notes to portfolio of investments

4  |  Allspring Pennsylvania Tax-Free Fund

Portfolio of investments—March 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue (continued)
Pennsylvania Financing Authority Pennsylvania Hills Project CAB Series B (NPFGC Insured) ¤	0.00%	12-1-2023	$3,790,000	$ 3,708,488
Pennsylvania Public School Building Authority Chester Upland School District Project Series B	5.25	9-15-2030	540,000	588,331
Pennsylvania Public School Building Authority Chester Upland School District Project Series C (AGM Insured)	5.00	9-15-2026	875,000	876,462
Pennsylvania Public School Building Authority Harrisburg School District Project Series B-2 (BAM Insured)	5.00	12-1-2027	360,000	373,024
Philadelphia PA Industrial Philadelphia Museum of Art Energy Saving Program Series A	5.00	2-15-2038	785,000	834,446
				11,908,965
Tax revenue: 2.09%
Allentown PA Neighborhood Improvement Zone Development Authority Refunding Bond	5.00	5-1-2042	500,000	504,362
Southeastern Pennsylvania Authority Revenue Bond, Series 2022	5.25	6-1-2042	1,500,000	1,713,020
				2,217,382
Transportation revenue: 4.38%
Delaware River Joint Toll Bridge Commission	5.00	7-1-2042	580,000	610,728
Pennsylvania Turnpike Commission Refunding Bonds First Series 2023	5.00	12-1-2043	1,800,000	1,950,315
Pennsylvania Turnpike Commission Series A-2	5.00	12-1-2048	2,000,000	2,093,895
				4,654,938
Utilities revenue: 0.97%
Philadelphia PA Gas Works Revenue Bonds Fifteenth Series	5.00	8-1-2047	1,000,000	1,032,631
Water & sewer revenue: 9.84%
Allegheny County Sanitary Authority Sewer Revenue Bonds Series 2022	5.75	6-1-2047	1,000,000	1,161,658
Bucks County Water and Sewer Authority Revenue Bonds 2022 Series A (AGM Insured)	5.25	12-1-2047	2,175,000	2,445,417
Capital Region Pennsylvania Water & Sewer System Refunding Bond	5.00	7-15-2037	1,000,000	1,079,613
Erie PA Water Authority Series 2023 (BAM Insured) %%	4.25	12-1-2052	1,000,000	990,341
Lehigh County PA General Purpose Authority CAB Allentown Project ¤	0.00	12-1-2030	2,000,000	1,541,161
Luzerne County PA IDA Refunding Bonds AMT Pennsylvania American Water Company Project	2.45	12-1-2039	500,000	461,631
Philadelphia PA Water & Wastewater Refunding Bond Series A	5.00	10-1-2038	2,000,000	2,169,855
Philadelphia PA Water & Wastewater Refunding Bond Series R	5.00	6-1-2042	555,000	609,712
				10,459,388
				99,176,150
Total Municipal obligations (Cost $108,431,467)				104,691,656

See accompanying notes to portfolio of investments

Allspring Pennsylvania Tax-Free Fund  |  5

Portfolio of investments—March 31, 2023 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.41%
Investment companies: 1.41%
Allspring Municipal Cash Management Money Market Fund Institutional Class ♠∞##		4.12%	1,494,263	$ 1,494,413
Total Short-term investments (Cost $1,494,549)				1,494,413
Total investments in securities (Cost $109,926,016)	99.94%			106,186,069
Other assets and liabilities, net	0.06			67,030
Total net assets	100.00%			$106,253,099

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.
¤	The security is issued in zero coupon form with no periodic interest payments.
±	Variable rate investment. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
AGM	Assured Guaranty Municipal
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
EDFA	Economic Development Finance Authority
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
IDA	Industrial Development Authority
LIQ	Liquidity agreement
MFHR	Multifamily housing revenue
NPFGC	National Public Finance Guarantee Corporation
SIFMA	Securities Industry and Financial Markets Association
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Municipal Cash Management Money Market Fund Institutional Class	$367,726	$27,552,582	$(26,425,028)	$(694)	$(173)	$1,494,413	1,494,263	$33,462
See accompanying notes to portfolio of investments

6  |  Allspring Pennsylvania Tax-Free Fund

Notes to portfolio of investments—March 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$104,691,656	$0	$104,691,656
Short-term investments
Investment companies	1,494,413	0	0	1,494,413
Total assets	$1,494,413	$104,691,656	$0	$106,186,069
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended March 31, 2023, the Fund did not have any transfers into/out of Level 3.

Allspring Pennsylvania Tax-Free Fund  |  7